Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of unobservable inputs related to Level 3 fair value measurements	12 Months Ended
Dec. 31, 2012
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	6.50%
Terminal Capitalization Rate	5.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	4.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	6.50%
Terminal Capitalization Rate	5.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	5.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	5.80%
Terminal Capitalization Rate	4.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	3.80%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	6.50%
Terminal Capitalization Rate	5.80%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	4.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	7.40%
Terminal Capitalization Rate	6.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	5.70%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	7.70%
Terminal Capitalization Rate	6.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	5.90%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	6.70%
Terminal Capitalization Rate	5.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	4.40%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	7.80%
Terminal Capitalization Rate	6.60%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	6.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	9.80%
Terminal Capitalization Rate	8.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	8.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	9.80%
Terminal Capitalization Rate	8.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	8.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	8.00%
Terminal Capitalization Rate	6.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Overall Capitalization Rate	5.60%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Discount Rate	11.30%
Terminal Capitalization Rate	11.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	10.80%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Loan to Value Ratio	37.00%
Equivalency Rate	2.30%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Loan to Value Ratio	31.00%
Equivalency Rate	2.60%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	36.00%
Equivalency Rate	2.50%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Loan to Value Ratio	49.20%
Equivalency Rate	3.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Loan to Value Ratio	62.60%
Equivalency Rate	4.10%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Officeand Industrial [Member]
Loan to Value Ratio	51.20%
Equivalency Rate	2.70%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Loan to Value Ratio	60.00%
Equivalency Rate	3.90%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Loan to Value Ratio	153.00%
Equivalency Rate	7.10%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	67.00%
Equivalency Rate	3.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Loan to Value Ratio	37.00%
Weighted Average Cost of Capital Risk Premiums	1.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Loan to Value Ratio	31.00%
Weighted Average Cost of Capital Risk Premiums	0.70%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	36.00%
Weighted Average Cost of Capital Risk Premiums	1.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Loan to Value Ratio	49.20%
Weighted Average Cost of Capital Risk Premiums	1.50%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Loan to Value Ratio	62.60%
Weighted Average Cost of Capital Risk Premiums	4.10%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Officeand Industrial [Member]
Loan to Value Ratio	51.20%
Weighted Average Cost of Capital Risk Premiums	1.70%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Loan to Value Ratio	60.00%
Weighted Average Cost of Capital Risk Premiums	2.30%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Loan to Value Ratio	153.00%
Weighted Average Cost of Capital Risk Premiums	14.20%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	67.00%
Weighted Average Cost of Capital Risk Premiums	3.20%